Contractual Maturity Analysis of Financial Instruments (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Three Months Or Less [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 5,286,984	$ 969,747
Financial liabilities	(1,766,748)	(1,504,076)
Three Months Or Less [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(1,454,241)	(1,058,037)
Three Months Or Less [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(4,407)	(10,439)
Three Months Or Less [Member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(308,100)	(435,600)
Three Months Or Less [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,083,735	650,731
Three Months Or Less [Member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,203,249	319,016
Three Months Or Less [Member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets
Over Three To Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Financial assets	69,942	69,942
Financial liabilities	(446,009)	(120,258)
Over Three To Twelve Months [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Three To Twelve Months [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(446,009)	(120,258)
Over Three To Twelve Months [Member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Three To Twelve Months [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Over Three To Twelve Months [Member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets
Over Three To Twelve Months [Member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	69,942	69,942
Liquidity risk analysis [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,356,926	1,039,689
Financial liabilities	(2,212,757)	(1,624,334)
Liquidity risk analysis [member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(1,454,241)	(1,058,037)
Liquidity risk analysis [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(450,416)	(130,697)
Liquidity risk analysis [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(308,100)	(435,600)
Liquidity risk analysis [member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,083,735	650,731
Liquidity risk analysis [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,203,249	319,016
Liquidity risk analysis [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 69,942	$ 69,942